GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business acquisition	$ 40,349,000		$ 179,000
Accumulated amortization, ending	(46,000)		(130,000)
Other Accumulated Amortization	0
Amortization	(14,000)	$ (44,000)	(64,000)	$ (71,000)	$ (17,000)
Agreement termination, amortization	98,000
Accumulated amortization, beginning	(130,000)		(120,000)
Agreement termination	(250,000)
Definite life intangibles cost, beginning	866,000	1,273,000	1,273,000
Net book value			736,000	1,153,000
Purchase price adjustment			(586,000)
Definite life intangibles cost, ending			866,000
Accumulated amortization, Purchase price adjustment			54,000
Total other intangible assets	40,965
Business acquisition			0
Brands & Tradenames
Accumulated amortization, ending	0		0
Other Accumulated Amortization	0
Amortization	0		0
Agreement termination, amortization	0
Accumulated amortization, beginning	0		0
Definite life intangibles cost, beginning	408,000	522,000	522,000
Net book value	37,707,000		0	32,000
Purchase price adjustment			(293,000)
Definite life intangibles cost, ending			408,000
Accumulated amortization, Purchase price adjustment			0
Business acquisition	37,299,000		179,000
Agreement termination	0
Indefinite Life Intangibles | Brands & Tradenames
Net book value			408,000	522,000
Indefinite life intangibles, ending	37,707,000
Branding Rights
Accumulated amortization, ending	0		(93,000)
Other Accumulated Amortization	0
Amortization	(5,000)		(17,000)
Agreement termination, amortization	98,000
Accumulated amortization, beginning	(93,000)		(76,000)
Definite life intangibles cost, beginning	250,000	250,000	250,000
Net book value	0		157,000	174,000
Purchase price adjustment			0
Definite life intangibles cost, ending			250,000
Accumulated amortization, Purchase price adjustment			0
Business acquisition	0		0
Agreement termination	(250,000)
Customer Relationships
Business acquisition			0
Accumulated amortization, ending			0
Agreement termination, amortization			(4,000)
Accumulated amortization, beginning			(8,000)
Definite life intangibles cost, beginning		40,000	40,000
Net book value			32,000	0
Purchase price adjustment			(40,000)
Definite life intangibles cost, ending			0
Accumulated amortization, Purchase price adjustment			12,000
Other Intangibles
Business acquisition			0
Accumulated amortization, ending			0
Agreement termination, amortization			(4,000)
Accumulated amortization, beginning			(8,000)
Definite life intangibles cost, beginning		40,000	40,000
Net book value	40,919,000		736,000
Purchase price adjustment			(40,000)
Definite life intangibles cost, ending			0
Accumulated amortization, Purchase price adjustment			12,000
Technology/KnowHow
Accumulated amortization, ending	(46,000)		(37,000)
Other Accumulated Amortization	0
Amortization	(9,000)		(39,000)
Agreement termination, amortization	0
Accumulated amortization, beginning	(37,000)		(28,000)
Definite life intangibles cost, beginning	208,000	$ 421,000	421,000
Net book value	3,212,000		171,000	$ 393,000
Purchase price adjustment			(213,000)
Definite life intangibles cost, ending			208,000
Accumulated amortization, Purchase price adjustment			30,000
Business acquisition	3,050,000		$ 0
Agreement termination	0
Technology/KnowHow | Definite Life Intangibles
Definite life intangibles cost, ending	$ 3,258,000